Cover	11 Months Ended
Dec. 01, 2022
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Genworth Financial, Inc.
Entity Central Index Key	0001276520